TRADE AND OTHER RECEIVABLES - Table showing total trade receivables (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
TRADE AND OTHER RECEIVABLES
Current commercial debtors	$ 154,405,224	$ 152,702,806
Non-current commercial debtors	58,336	83,881
Assets before provisions.
TRADE AND OTHER RECEIVABLES
Current commercial debtors	157,926,958	155,792,966
Non-current commercial debtors	58,336	83,881
Total	$ 157,985,294	$ 155,876,847